CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other current assets:
Prepaid expenses	$ 71,793	$ 55,698
Capitalized mobile app fees	33,539	28,478
Other	38,693	13,674
Other current assets	$ 144,025	$ 97,850